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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number: ______
        This Amendment (Check only one): [  ] is a restatement.
                                         [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Eagle Lake Capital, LLC
Address: 2450 Colorado Avenue
         Suite 100 East Tower
         Santa Monica, CA 90404

Form 13F File Number: 28-12388

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Brian Selmo
Title: Chief Executive Officer
Phone: 310 - 633 - 2328

Signature, Place, and Date of Signing:

Brian Selmo       Santa Monica, CA         August 9, 2007
----------- -----------------------------  --------------
[Signature]         [City, State]              [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0
Form 13F Information Table Entry Total:         40
Form 13F Information Table Value Total:    169,229
                                        (thousands)

List of Other Included Managers: NONE

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Eagle Lake Capital, LLC
13F Filing Data
For The Quarter Ended June 30, 2007

                                                                                                    VOTING AUTHORITY
                                 TITLE OF             VALUE   SHRS OR SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER                    CLASS      CUSIP   (x$1000) PRN AMT PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------                   --------- --------- -------- ------- --- ---- ---------- -------- ------- ------ ----
99 CENTS ONLY STORES............       COM 65440K106   4,755  362,700 SH          SOLE             362,700
AMERICAN INTL GROUP INC.........       COM 026874107   9,620  137,370 SH          SOLE             137,370
AMERIPRISE FINL INC.............       COM 03076C106   3,878   61,000 SH          SOLE              61,000
AON CORP........................       COM 037389103   3,240   76,050 SH          SOLE              76,050
BERKSHIRE HATHAWAY INC DEL......      CL A 084670108   7,554       69 SH          SOLE                  69
BOULDER TOTAL RETURN FD INC.....       COM 101541100   2,234  104,670 SH          SOLE             104,670
CBS CORP NEW....................      CL B 124857202   5,062  151,920 SH          SOLE             151,920
CBS CORP NEW....................      CL B 124857202     504      360 SH  CALL    SOLE                 360
CENTEX CORP.....................       COM 152312104     247      240 SH   PUT    SOLE                 240
CHARTER FINL CORP WEST PT GA COM 16122M100     1,835  35,980       SH     SOLE             35,980
CIRCUIT CITY STORES INC.........       COM 172737108   4,253  282,020 SH          SOLE             282,020
DELL INC........................       COM 24702R101   4,920  172,345 SH          SOLE             172,345
DIRECTV GROUP INC...............       COM 25459L106     949    1,355 SH   PUT    SOLE               1,355
GAP INC DEL.....................       COM 364760108   1,573   82,373 SH          SOLE              82,373
GAP INC DEL.....................       COM 364760108   1,690    1,779 SH  CALL    SOLE               1,779
GYRODYNE CO AMER INC............       COM 403820103   1,695   30,059 SH          SOLE              30,059
HOME DEPOT INC..................       COM 437076102   8,958  227,656 SH          SOLE             227,656
INTERPUBLIC GROUP COS INC.......       COM 460690100   5,515  483,800 SH          SOLE             483,800
INTERPUBLIC GROUP COS INC.......       COM 460690100      97      671 SH   PUT    SOLE                 671
INTERPUBLIC GROUP COS INC.......       COM 460690100     340    2,060 SH   PUT    SOLE               2,060
JOHNSON & JOHNSON...............       COM 478160104   3,257   52,850 SH          SOLE              52,850
LENNAR CORP.....................      CL A 526057104     300      345 SH   PUT    SOLE                 345
LIBERTY MEDIA HLDG CORP.........   CAP COM
                                     SER A 53071M302   7,984   67,842 SH          SOLE              67,842
MARSHALL & ILSLEY CORP..........       COM 571834100  10,416  218,676 SH          SOLE             218,676
MICROSOFT CORP..................       COM 594918104   5,730  194,430 SH          SOLE             194,430
MOTOROLA INC....................       COM 620076109  10,384  586,660 SH          SOLE             586,660
NIKE INC........................      CL B 654106103   7,782  133,500 SH          SOLE             133,500
ORIGEN FINL INC.................       COM 68619E208   2,793  423,528 SH          SOLE             423,528
PFIZER INC......................       COM 717081103   4,364  170,655 SH          SOLE             170,655
PHH CORP........................   COM NEW 693320202  14,909  477,700 SH          SOLE             477,700
SEARS HLDGS CORP................       COM 812350106   2,791   16,469 SH          SOLE              16,469
SEARS HLDGS CORP................       COM 812350106     507      164 SH   PUT    SOLE                 164
TOLL BROTHERS INC...............       COM 889478103     150      650 SH   PUT    SOLE                 650
TYCO INTL LTD NEW...............       COM 902124106  15,761  466,444 SH          SOLE             466,444
VIAMCOM INC NEW.................      CL B 92553P201   5,435  130,556 SH          SOLE             130,556
VIAMCOM INC NEW.................      CL B 92553P201   1,418      810 SH  CALL    SOLE                 810
VIAMCOM INC NEW.................      CL B 92553P201     298      235 SH  CALL    SOLE                 235
WAL MART STORES INC.............       COM 931142103     972      340 SH  CALL    SOLE                 340
WAL MART STORES INC.............       COM 931142103     247      102 SH  CALL    SOLE                 102
WAL MART STORES INC.............       COM 931142103   4,812  100,024 SH          SOLE             100,024